Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 13, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000040838
Account Value [Line Items]
Account Value	$ 23,399	$ 23,106	$ 23,304	$ 22,508	$ 21,336	$ 20,495	$ 18,628		$ 18,458	$ 17,297	$ 16,882	$ 16,978	$ 16,321	$ 17,247	$ 18,521	$ 19,492	$ 19,934	$ 19,135	$ 17,744	$ 16,371	$ 15,271	$ 13,418	$ 13,418	$ 14,020	$ 13,288	$ 12,650	$ 12,779	$ 12,327	$ 13,016	$ 12,647	$ 12,647	$ 12,401	$ 11,766	$ 11,348	$ 10,768	$ 10,059	$ 10,044	$ 9,642	$ 8,883	$ 9,603	$ 9,340	$ 10,000
C000049244
Account Value [Line Items]
Account Value	22,819	22,542	22,755	22,000	20,861	20,051	18,239		18,080	16,962	16,561	16,655	16,032	16,951	18,207	19,183	19,623	18,847	17,491	16,152	15,067	13,249	13,258	13,865	13,152	12,524	12,653	12,222	12,910	12,550	12,558	12,328	11,700	11,289	10,724	10,022	10,014	9,618	8,863	9,593	9,330	10,000
C000049245
Account Value [Line Items]
Account Value	22,265	22,002	22,219	21,494	20,390	19,621	17,858		17,712	16,625	16,248	16,348	15,739	16,652	17,908	18,870	19,326	18,564	17,244	15,931	14,870	13,080	13,098	13,709	13,007	12,398	12,536	12,109	12,804	12,453	12,477	12,247	11,634	11,238	10,679	9,983	9,983	9,593	8,851	9,584	9,326	10,000
C000244830
Account Value [Line Items]
Account Value	655,734	646,915	652,104	629,874	596,527	573,061	520,214	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	682,760	686,440	699,825	647,631	603,581	584,038	520,373	500,000
S&P Target Date 2055 Index
Account Value [Line Items]
Account Value	23,307	22,775	22,841	22,163	20,883	20,181	18,481		18,309	17,251	16,959	16,832	16,224	17,122	18,068	18,580	18,891	18,230	16,808	15,668	14,706	13,069	13,140	13,956	13,070	12,535	12,736	12,408	13,136	12,680	12,599	12,400	11,644	11,317	10,903	10,202	10,146	9,762	8,968	9,689	9,335	10,000
S&P Target Date 2055 Index
Account Value [Line Items]
Account Value	23,307	22,775	22,841	22,163	20,883	20,181	18,481		18,309	17,251	16,959	16,832	16,224	17,122	18,068	18,580	18,891	18,230	16,808	15,668	14,706	13,069	13,140	13,956	13,070	12,535	12,736	12,408	13,136	12,680	12,599	12,400	11,644	11,317	10,903	10,202	10,146	9,762	8,968	9,689	9,335	10,000
S&P Target Date 2055 Index
Account Value [Line Items]
Account Value	23,307	22,775	22,841	22,163	20,883	20,181	18,481		$ 18,309	$ 17,251	$ 16,959	$ 16,832	$ 16,224	$ 17,122	$ 18,068	$ 18,580	$ 18,891	$ 18,230	$ 16,808	$ 15,668	$ 14,706	$ 13,069	$ 13,140	$ 13,956	$ 13,070	$ 12,535	$ 12,736	$ 12,408	$ 13,136	$ 12,680	$ 12,599	$ 12,400	$ 11,644	$ 11,317	$ 10,903	$ 10,202	$ 10,146	$ 9,762	$ 8,968	$ 9,689	$ 9,335	$ 10,000
S&P Target Date 2055 Index
Account Value [Line Items]
Account Value	$ 656,527	$ 641,547	$ 643,399	$ 624,318	$ 588,245	$ 568,486	$ 520,597	$ 500,000